Employee benefit plans - Plans with Obligations in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Pensions | United States
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 98	$ 102
Fair value of plan assets	0	0
Accumulated benefit obligation	98	102
Fair value of plan assets	0	0
Pensions | Foreign
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	113	68
Fair value of plan assets	9	11
Accumulated benefit obligation	77	47
Fair value of plan assets	9	11
Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	69	67
Fair value of plan assets	$ 0	$ 0